UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10549

        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:          3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	March 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 21.5% (14.4% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$1,149,580
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
700	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/27 at 100.00	AA–	704,396
	Mellon University, Series 2002, 5.450%, 3/01/27
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	798,552
	Immaculata University, Series 2005, 5.500%, 10/15/25
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB–	340,857
	Series 2001, 6.000%, 10/01/31
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 (WI/DD, Settling 4/03/06) – AMBAC Insured	8/16 at 100.00	AAA	358,652
165	5.000%, 8/01/24 (WI/DD, Settling 4/03/06) – AMBAC Insured	8/16 at 100.00	AAA	173,912
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,539,942
	2003, 5.250%, 8/01/17 – FGIC Insured
450	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	432,747
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	282,307
	2006, 4.750%, 5/01/31
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	2,056,880
	2001, 5.000%, 7/15/31 – MBIA Insured
2,500	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/12	No Opt. Call	AA	2,694,250
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BBB–	522,930
	Learning Partners, Series 2005A, 5.375%, 7/01/36
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,071,570
	Bucknell University, Series 2002A, 5.250%, 4/01/20
35	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+	37,116
	College Project, Series 2001, 6.000%, 12/15/27

11,565	Total Education and Civic Organizations			12,163,691

	Health Care – 14.9% (10.0% of Total Investments)
295	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	294,292
	General Hospital, Series 2005A, 5.125%, 4/01/35
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
100	9.250%, 11/15/22	11/10 at 102.00	Ba3	119,571
300	9.250%, 11/15/30	11/10 at 102.00	Ba3	358,437
800	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	799,312
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/08 at 101.00	AA–	2,062,780
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
120	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	11/06 at 102.00	BB–	119,365
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1	617,982
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33
465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/15 at 100.00	AAA	493,667
	Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16–FGIC Insured
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	76,063
	Series 2001A, 6.000%, 1/15/31
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/23 at 100.00	BBB	1,016,870
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	235,035
	Series 2004B, 5.375%, 11/15/34
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,583,545
	Project, Series 2002, 6.250%, 6/01/22
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB	26,701
600	6.250%, 1/01/32	1/12 at 100.00	BBB	634,416

8,050	Total Health Care			8,438,036

	Housing/Multifamily – 1.7% (1.2% of Total Investments)
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	824,136
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	121,328
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

920	Total Housing/Multifamily			945,464

	Industrials – 5.8% (3.9% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	3,271,110
	2002, 5.500%, 7/01/19 – AMBAC Insured

	Long-Term Care – 5.1% (3.4% of Total Investments)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	BBB+	1,217,717
	Project, Series 2002A, 6.000%, 10/01/34
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R	1,093,520
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25
285	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	281,834
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
260	5.250%, 6/01/14	6/08 at 100.00	BB+	257,431
50	5.125%, 6/01/18	6/08 at 100.00	BB+	48,349

2,750	Total Long-Term Care			2,898,851

	Materials – 4.5% (3.0% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB	413,868
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	280,930
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	11/17 at 100.00	BBB+	1,070,020
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	791,738
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,430	Total Materials			2,556,556

	Tax Obligation/General – 27.6% (18.5% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 –	No Opt. Call	AAA	542,290
	FGIC Insured
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	AAA	1,856,980
	2002A, 5.375%, 10/01/26 – FGIC Insured
625	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	660,575
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA-	4,457,880
	Series 2002, 5.750%, 7/01/17
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	AAA	783,094
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	AAA	1,078,360
4,280	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2001, 5.000%, 11/15/15	11/11 at 100.00	Aa3	4,502,432
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21 – MBIA	11/12 at 57.97	Aaa	470,052
	Insured
700	West Chester Area School District, Chester and Delaware Counties, Pennsylvania, General	11/15 at 100.00	Aaa	741,930
	Obligation Bonds, Series 2006A, 5.000%, 5/15/20 – FSA Insured
500	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	532,350
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

15,170	Total Tax Obligation/General			15,625,943

	Tax Obligation/Limited – 26.2% (17.5% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	1,052,910
	Project, Series 2004, 5.600%, 7/01/23
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County	3/12 at 100.00	AAA	2,098,440
	Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 – FGIC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Aaa	4,172,760
	5.000%, 9/01/22 – MBIA Insured
1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	1,079,650
	5.250%, 12/01/15 – MBIA Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,321,728
	7/15/18 – FSA Insured
2,000	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	2,102,780
	2001B, 5.125%, 10/01/26 – FSA Insured
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	AAA	1,078,420
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AAA	1,880,235

13,950	Total Tax Obligation/Limited			14,786,923

	Transportation – 3.9% (2.7% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	138,155
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	1,061,100
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Aaa	1,016,820
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)

2,130	Total Transportation			2,216,075

	U.S. Guaranteed – 20.6% (13.8% of Total Investments) (4)
2,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2001, 5.500%, 11/15/26	5/11 at 100.00	AAA	2,166,000
	(Pre-refunded 5/15/11) – FGIC Insured
170	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2 (4)	183,637
	Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)
275	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	AAA	297,286
	2004, 5.250%, 11/15/13 – FSA Insured (ETM)
2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33	7/11 at 101.00	AAA	3,218,944
	(Pre-refunded 7/15/11) – AMBAC Insured
80	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 -	No Opt. Call	AAA	95,225
	MBIA Insured (ETM)
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,178,240
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured
3,170	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,489,378
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured

10,640	Total U.S. Guaranteed			11,628,710

	Utilities – 7.8% (5.2% of Total Investments)
1,135	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	1,192,147
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.000%, 11/01/10 – MBIA
	Insured
315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	336,401
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
160	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 –	No Opt. Call	AAA	169,157
	AGC Insured
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	149,976
	5.000%, 9/01/26 – FSA Insured
2,420	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,559,247
	5.250%, 8/01/20 – FSA Insured

4,175	Total Utilities			4,406,928

	Water and Sewer – 9.5% (6.4% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,736,203
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured (Alternative
	Minimum Tax)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	627,072
	2004, 5.000%, 7/15/22 – FSA Insured

5,100	Total Water and Sewer			5,363,275

$ 79,880	Total Investments (cost $80,519,746) – 149.1%			84,301,562

	Other Assets Less Liabilities – 1.3%			735,100

	Preferred Shares, at Liquidation Value – (50.4)%			(28,500,000)

	Net Assets Applicable to Common Shares – 100%			$56,536,662

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $80,649,398.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,922,335
Depreciation	(270,171)

Net unrealized appreciation (depreciation) of investments	$3,652,164

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2006

* Print the name and title of each signing officer under his or her signature.